Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

June 3, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust XI (the “Trust”)

(File Nos. 2-32773 and 811-01835)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust XI (the “Trust”), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for Pioneer Core Equity Fund, a series of the Trust, that was filed under Rule 497(e) on June 1, 2016 (SEC accession number 0000078758-16-000010).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.